CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2019	¥ 756,931		¥ 15				¥ 711,668		¥ (601)		¥ 1,607		¥ 712,689		¥ 44,242
Beginning Balance, Shares at Feb. 28, 2019 | shares			24,066,033	24,066,033
Repurchase of ordinary shares (Note 9)	(27,899)				¥ (27,899)								(27,899)
Repurchase of ordinary shares (Note 9), Shares | shares			(970,788)	(970,788)	970,788	970,788
Purchase of non-controlling Interests	(3,335)						(298)						(298)		(3,037)
Non-controlling interests capital injection	3,073														3,073
Option exercised	409						409						409
Option exercised, Shares | shares			35,950	35,950
Share-based compensation	30,858						30,858						30,858
Net loss for the year	(109,569)								(109,493)				(109,493)		(76)
Foreign currency translation adjustments	24,484										24,484		24,484
Ending Balance at Feb. 29, 2020	674,952		¥ 15		¥ (27,899)		742,637		(110,094)		26,091		630,750		44,202
Ending Balance, Shares at Feb. 29, 2020 | shares			23,131,195	23,131,195
Ending Balance, Shares at Feb. 29, 2020 | shares					970,788	970,788
Acquisition of subsidiaries	1,374														1,374
Contribution from non-controlling interests	11,776														11,776
Share-based compensation	27,513						27,513						27,513
Net loss for the year	(27,886)								(28,196)				(28,196)		310
Foreign currency translation adjustments	(39,380)										(39,380)		(39,380)
VIE deconsolidation	(2,000)						(2,000)						(2,000)
Disposal of a subsidiary	39														39
Ending Balance at Feb. 28, 2021	¥ 646,388		¥ 15		¥ (27,899)		768,150		(138,290)		(13,289)		588,687		57,701
Ending Balance, Shares at Feb. 28, 2021 | shares	23,131,195	23,131,195	23,131,195	23,131,195
Ending Balance, Shares at Feb. 28, 2021 | shares	970,788	970,788			970,788	970,788
Acquisition of subsidiaries	¥ 11														11
Repurchase of ordinary shares (Note 9)	(27,795)		¥ (1)		¥ (27,794)								(27,795)
Repurchase of ordinary shares (Note 9), Shares | shares			(1,892,389)	(1,892,389)	1,892,389	1,892,389
Contribution from non-controlling interests	3,630						(480)						(480)		4,110
Share-based compensation	9,002						9,002						9,002
Net loss for the year	(118,732)	$ (18,822)							(113,462)				(113,462)		(5,270)
Foreign currency translation adjustments	(9,479)	(1,503)									(9,479)		(9,479)
Reconsolidation of previously deconsolidated VIE	(351)						(351)						(351)
Dividend to NCI	(882)								(882)				(882)
Ending Balance at Feb. 28, 2022	¥ 502,494	$ 79,655	¥ 14	$ 2	¥ (55,693)	$ (8,828)	¥ 777,023	$ 123,172	¥ (252,634)	$ (40,047)	¥ (22,768)	$ (3,609)	¥ 445,942	$ 70,690	¥ 56,552	$ 8,965
Ending Balance, Shares at Feb. 28, 2022 | shares	21,238,806	21,238,806	21,238,806	21,238,806
Ending Balance, Shares at Feb. 28, 2022 | shares	2,863,117	2,863,117			2,863,177	2,863,177